Intangible Assets, Net - Schedule of intangible assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Software	$ 1,009,272	$ 989,400
Total	2,871,737	989,400
Less—Accumulated amortization	(736,834)	(538,954)
Intangible assets, net	2,134,903	$ 450,446
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
In development intangible asset	$ 1,862,465